Operating assets and liabilities - Retirement benefit obligations - Sensitivity Analysis (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		2.10%
1%-point increase		kr (369)
1%-point decrease		kr 458
Discount rate (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.30%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	kr (366)
1%-point decrease	kr 465
Future remuneration growth (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future remuneration	2.40%	2.50%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	kr 105	kr 99
1%-point decrease	kr (94)	kr (89)